UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund:   BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida

            Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 96.2%
Corporate — 3.9%
County of Hillsborough Florida IDA, Refunding RB, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	$1,000	$1,044,110
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,242,780

		3,286,890
County/City/Special District/School District — 34.2%
City of Jacksonville Florida, Refunding RB:
Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,475,600
Brooks Rehabilitation Project, 5.00%, 11/01/20	400	443,756
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,215,560
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	2,500	2,626,175
County of Hillsborough Florida, RB, (AMBAC), 5.00%, 11/01/17 (a)	5,545	5,662,222
County of Miami-Dade Florida School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/18 (a)	4,000	4,174,280
County of Northern Palm Beach Florida Improvement District, Refunding, Special Assessment Bonds, Water Control & Improvement District No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	1,000,040
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	529,998
Indian River County School Board, COP, Refunding, Series A, 5.00%, 7/01/20	1,000	1,111,400
Miami-Dade County School Board Foundation, Inc., COP, Refunding, Series A, 5.00%, 5/01/20	1,250	1,381,850
Palm Beach County School District, COP, Refunding Series B, 5.00%, 8/01/20	3,000	3,341,730

Municipal Bonds	Par (000)	Value
Florida (continued)
County/City/Special District/School District (continued)
Stevens Plantation Florida Imports Project Dependent Special District, RB, 6.38%, 5/01/49 (b)(c)	$2,425	$1,696,336

		28,658,947
Education — 4.2%
City of Tampa Florida, Refunding RB, Florida Revenue The University of Tampa Project, 5.00%, 4/01/20	795	869,777
County of Orange Florida Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/17 (a)	725	743,727
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 7/01/18	400	418,396
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 4/01/20	1,000	1,093,160
Volusia County School Board, COP, Refunding Series A, 5.00%, 8/01/20	350	390,341

		3,515,401
Health — 17.6%
County of Brevard Florida Health Facilities Authority, Refunding RB, 5.00%, 4/01/20	500	546,355
County of Highlands Florida Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,358,540
County of Marion Florida Hospital District, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/17 (a)	1,500	1,526,370
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
3.00%, 6/01/17	190	190,245
3.25%, 6/01/18	195	197,999
3.50%, 6/01/19	200	206,480

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)

Municipal Bonds	Par (000)	Value
Florida (continued)
Health (continued)
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	$4,735	$5,405,807
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	1,285	1,423,073
County of Palm Beach Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc., 4.00%, 11/15/20	2,000	2,130,460
Halifax Hospital Medical Center, Refunding RB, 5.00%, 6/01/20	590	651,236
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	165,524

		14,802,089
Housing — 0.3%
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	110	110,617
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	125	126,668

		237,285
State — 10.8%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,141,382
4.00%, 10/01/20	1,105	1,185,190
4.00%, 10/01/21	500	542,135
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 4/01/20 (d)	2,315	2,148,389
Series B-2 (AGM), 4.00%, 10/01/20	655	702,304

Municipal Bonds	Par (000)	Value
Florida (continued)
State (continued)
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	$3,000	$3,349,080

		9,068,480
Transportation — 10.6%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	913,085
County of Broward Florida Fuel System, RB, Lauderdale Fuel Facilities, Series A (AGM), AMT, 5.00%, 4/01/20	160	174,786
County of Broward Florida Port Facilities, Refunding RB, Series B, AMT, 5.00%, 9/01/20	2,500	2,757,950
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,526,786
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	1,500	1,664,130
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 7/01/20	550	611,996
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,264,357

		8,913,090
Utilities — 14.6%
City of Fort Lauderdale Florida Water & Sewer Revenue, Refunding RB, 5.00%, 9/01/20	2,970	3,336,765
City of Miami Beach Florida, RB, 5.00%, 9/01/20	250	279,448
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 8/01/20	1,200	1,323,432
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,388,520
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 7/01/19	510	549,642
Florida Governmental Utility Authority, Refunding RB: 4.00%, 10/01/20	500	539,400

2	BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)

Municipal Bonds	Par (000)	Value
Florida (continued)
Utilities (continued)
Florida Governmental Utility Authority, Refunding RB (continued):
Lehigh Utility (AGM), 5.00%, 10/01/20	$635	$706,107
Florida Municipal Power Agency, RB, 5.00%, 10/01/20	500	559,805
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 4/01/20	530	576,842

		12,259,961
Total Municipal Bonds in Florida		80,742,143

Guam — 0.5%
Utilities — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	100	110,044
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	310	341,282
Total Municipal Bonds in Guam		451,326
Total Municipal Bonds (Cost — $78,996,069) - 96.7%		81,193,469

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (e)(f)	2,078,058	$2,078,473
Total Short-Term Securities (Cost — $2,078,358) — 2.5%		2,078,473
Total Investments (Cost — $81,074,427*) — 99.2%		83,271,942
Other Assets Less Liabilities — 0.8%		698,984

Net Assets Applicable to Common Shares — 100.0%		$83,970,926

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$81,073,584

Gross unrealized appreciation	$3,014,251
Gross unrealized depreciation	(815,893)

Net unrealized appreciation	$2,198,358

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default.

(d)	Zero-coupon bond.

(e)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,836,731	241,327	2,078,058	$2,078,473	$2,119	$402	$115

[1]	Includes net capital gain distributions.

(f)	Current yield as of period end.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments [1]	—	$81,193,469	—	$81,193,469
Short-Term Securities	$2,078,473	—	—	2,078,473

Total	$2,078,473	$81,193,469	—	$83,271,942

[1] See above Schedule of Investments for values in each sector.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “ 1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 22, 2017